Schedule of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, balance, beginning of period	$ 1,115,110	$ 1,120,896
Accumulated impairment losses, balance, beginning of period	(97,006)	(97,006)
Goodwill, net of accumulated impairment losses, beginning of period	1,018,104	1,023,890
Acquisitions		1,823
Foreign currency translation	1,082	(7,609)
Goodwill, balance, end of period	1,116,192	1,115,110
Accumulated impairment losses, balance, end of period	(97,006)	(97,006)
Goodwill, net of accumulated impairment losses, end of period	1,019,186	1,018,104
Bracing and Vascular
Goodwill [Line Items]
Goodwill, balance, beginning of period	483,258	483,258
Goodwill, net of accumulated impairment losses, beginning of period	483,258	483,258
Goodwill, balance, end of period	483,258	483,258
Goodwill, net of accumulated impairment losses, end of period	483,258	483,258
Recovery Sciences
Goodwill [Line Items]
Goodwill, balance, beginning of period	249,601	249,601
Accumulated impairment losses, balance, beginning of period	(49,600)	(49,600)
Goodwill, net of accumulated impairment losses, beginning of period	200,001	200,001
Goodwill, balance, end of period	249,601	249,601
Accumulated impairment losses, balance, end of period	(49,600)	(49,600)
Goodwill, net of accumulated impairment losses, end of period	200,001	200,001
Surgical Implant
Goodwill [Line Items]
Goodwill, balance, beginning of period	49,229	47,406
Accumulated impairment losses, balance, beginning of period	(47,406)	(47,406)
Goodwill, net of accumulated impairment losses, beginning of period	1,823
Acquisitions		1,823
Goodwill, balance, end of period	49,229	49,229
Accumulated impairment losses, balance, end of period	(47,406)	(47,406)
Goodwill, net of accumulated impairment losses, end of period	1,823	1,823
International
Goodwill [Line Items]
Goodwill, balance, beginning of period	333,022	340,631
Goodwill, net of accumulated impairment losses, beginning of period	333,022	340,631
Foreign currency translation	1,082	(7,609)
Goodwill, balance, end of period	334,104	333,022
Goodwill, net of accumulated impairment losses, end of period	$ 334,104	$ 333,022